Equity Transactions	12 Months Ended
Dec. 31, 2025
Equity Transactions [Abstract]
Equity Transactions

Note 15 – Equity Transactions

On May 31, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 14,000,000 ordinary shares of the Company, at a purchase price of $0.50 per share for an aggregate price of $7,000,000 (the “Private Placement”). In connection with offering, the Company has also agreed to issue the warrants to the purchasers to purchase up to an aggregate of 14,000,000 ordinary shares at an exercise price of $0.50 per share. The warrants have a term of two years and are exercisable by the holder at any time on or after six months after the issuance date. The transaction closed in June 2024.

The Company also agreed to pay a service fee to China Stamp which including $300,000 in cash and 840,000 shares of the Company’s ordinary shares pursuant to a financing advisory agreement in connection with the Private Placement. The 840,000 shares were valued at the market price of $1.0 and amounted to $840,000. The Company accounted for the total commission of $1,140,000 as transaction costs to the private placement and recorded as a reduction of the Company’s additional paid in capital. The Company issued the 840,000 shares in January 2025.

In November 2025, the shareholders and the Board of Directors of the Company approved a share capital increase. The authorized share capital of the Company was increased from $50,000 to $500,000. The number of authorized ordinary shares was increased from 180,000,000 shares to 1,980,000,000 shares. The capital increase amounted to $450,000, represented by the creation of 1,800,000,000 additional ordinary shares with a par value of $0.00025 per share. This increase was approved to support the Company’s future capital deployment and business development needs. The authorized preferred shares remain unchanged.

Share Consolidation

On December 30, 2025, the Board of Directors of the Company approved the authorization for share consolidation. Pursuant to such authorization, the Board of Directors determined to effect a share consolidation at a ratio of one-for- two hundred and twenty, with fractional shares rounded up. The pre-split Ordinary Share has a par value of $0.00025 and the post-split Ordinary Share will have a par value of $0.055. The Company’s ordinary shares commenced trading on the NASDAQ Stock Market on a post-consolidation basis effective January 16, 2026.

On April 3, 2026, the Board of Directors of the Company approved the authorization for share consolidation. Pursuant to such authorization, the Board of Directors determined to effect a share consolidation at a ratio of one-for-three, with fractional shares rounded up. The pre-split Ordinary Share has a par value of $0.055 and the post-split Ordinary Share will have a par value of $0.165. The Company’s ordinary shares commenced trading on the NASDAQ Stock Market on a post-consolidation basis effective April 27, 2026.

Issuance of ordinary shares via ATM (at-the-market) transaction

On December 11, 2025, the Company entered into a sales agreement with A.G.P./Alliance Global Partners (“AGP”), with respect to an at-the-market offering program (“ATM Program”), under which the Company may, from time to time in its sole discretion, issue and sell through AGP, acting as sales agent or principal, up to $200 million of ordinary shares of the Company, par value $0.00025 per share. As of December 31, 2025, the Company sold 99,618 ordinary shares via the ATM Program under the sales agreement and raised $14,055,817 in net proceeds. As of April 17, 2026, the Company had sold 1,888,895 Ordinary Shares under the ATM program pursuant to the Sales Agreement and the aggregate gross proceeds from the ATM program were approximately $32.9 million. Share numbers are retroactively adjusted to reflect the two share consolidations of the ordinary shares of the Company in January 2026 and April 2026. Upon and after the termination, no more ordinary shares were sold under the ATM program.

Warrants

The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s balance sheets and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not required to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

The warrants issued in connection with May 2025 Private Placement are valued using Black Scholes model with certain assumptions about risk-free interest rates, dividend yields, volatility, expected term of the warrants and other assumptions. The fair value of warrants amounted to $2,310,739 and is recorded in the Company’s paid in capital.

The assumptions used for the Black-Scholes option pricing model are as follows at issuance:

Expected life (years)	2.0
Risk-free interest rate	4.89%
Expected volatility	105.7%
Expected dividend yield	0

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	120,000	$30.00
Issued	-	-
Exercised	-	-
Expired	120,000	30.00
Warrants outstanding, as of December 31, 2022	-	-
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2023	-	-
Issued	14,000,000	0.50
Exercised	-	-
Expired	-	-
Warrants exercisable, as of December 31, 2024	14,000,000	0.50
Issued	-
Exercised	12,656,818	0.00
Expired	-
Warrants exercisable, as of December 31, 2025	1,343,182	$0.00

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Oriental Culture, the WFOE, its VIE Jiangsu Yanggu and subsidiaries of Jiangsu Yanggu, Nanjing Yanyu, Nanjing Yanqing, Kashi Longrui, and Kashi Dongfang (collectively “Jiangsu Yanggu PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Jiangsu Yanggu PRC entities.

WFOE and Jiangsu Yanggu PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, WFOE and Jiangsu Yanggu PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange (“SAFE”).

As a result of the foregoing restrictions, WFOE and Jiangsu Yanggu PRC entities are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict WFOE and Jiangsu Yanggu PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024, amounts restricted are the net assets of WFOE and Jiangsu Yanggu PRC entities, which was $38,814,025.

Equity Incentive Plan

The Company’s 2021 Omnibus Equity Plan (“the Plan”) was approved by the board of directors on November 8, 2021 by unanimous written consent and approved by the shareholders on December 16, 2021. The Plan allows for awards of up to 4,000,000 ordinary shares.

On February 27, 2024 (the “Grant Date”), the Company granted stock awards of 300,000 ordinary shares, par value $0.00025, pursuant to the Plan, to four officers and employees of the Company and subsidiaries of its operating variable interest entity (the “Grantees”), including 75,000 shares to Mr. Yi Shao, Chief Executive Officer of the Company.  The Grants vested immediately on the Grant Date and each of the Grantees also entered into an Unrestricted Stock Award Agreement with the Company on February 27, 2024. The total stock compensation for the year ended December 31, 2024 was $573,000, based on Grant Date fair value of $1.91 per share.

On April 28, 2025, the Company granted stock awards of 500,000 ordinary shares, par value $0.00025, pursuant to the Plan, to five officers and employees of the Company and subsidiaries of its operating variable interest entity, including 100,000 shares to Mr. Yi Shao, Chief Executive Officer of the Company. The Grants vested immediately on the grant date and each of the grantees also entered into an Unrestricted Stock Award Agreement with the Company on April 28, 2025. The total stock compensation for the year ended December 31, 2025 was $2,040,000, based on grant date fair value of $4.08 per share.

Compensation of Key Management Personnel

On January 23, 2025, the Board of the Directors of the Company held a meeting and approved the appointment of Mr. Aimin Kong as the Chief Operating Officer of the Company. At the Board meeting, the Board also designated and granted 12,000,000 preferred shares of the Company, par value $0.00005, to Mr. Aimin Kong or the company under his control, as “Preferred Shares” such that the holder of a Preferred Share shall have 15 votes for every Preferred Share of which he is the holder. On May 19, 2025, the Board approved and ratified the Certificate of Designation in respect of the Preferred Shares (the “Certificate of Designation”) and Employment Agreement by and between Mr. Kong and the Company dated January 27, 2025, which includes certain vesting and earn-out terms of the 12,000,000 Preferred Shares (the “Employment Agreement”). The issuance of such Preferred Shares is subject to the shareholders’ approval according to the Employment Agreement.

Pursuant to the terms of the Employment Agreement, (i) the 12,000,000 Preferred Shares are divided into two parts of a grant of 4,000,000 Preferred Shares shall vest without earn out requirement and a grant of 8,000,000 Preferred Shares shall vest upon the fulfilment of the earn out terms; (ii) the expiration date of the grant is January 26, 2030; (iii) the Preferred Shares to be granted are divided into three parts of 4,000,000 Preferred Shares each. The first 4,000,000 shares shall vest on the date of the Employment Agreement and the second and third parts, totaling 8,000,000 shares, are subject to the following four vesting terms. When any one of the condition is met, the 4,000,000 Preferred Shares of the second part will be vested on such date and when any one of the remaining three condition is met again, the final 4,000,000 Preferred Shares corresponding to the third part will be vested on such date; (iv) the four vesting terms are (a) based on the annual revenues of the Company’s 2024 financial statements, when the annual revenue in 2025 reaches two times of the annual revenue in 2024, or when the annual revenue in any of the four years from 2026 to 2029 reaches to three times of the annual revenue of 2024, the grant shall vest in the first year that the above conditions are met; (b) based on the annual profit/loss in the financial statements of 2024, if the annual profit/loss in 2025 reduces the loss by $1 million comparing to that of 2024, or if the annual profit/loss in 2026 reduces the loss by $1.5 million comparing to that of 2024, or if in any of the three years between 2027 and 2029 that the Company turns into profitable, the grant shall vest in the first year in which the above conditions are met; (c) if the average of the total market capitalization of the Company for 20 consecutive trading days for the first time reaches or exceeds two times of the closing total market capitalization of the Company (total market capitalization: $20,797,661) as of January 23, 2025, the date on which the grant of Preferred Shares under the Employment Agreement was approved, the grant shall be made on such date when the conditions set out above are fulfilled; and (d) the average of the total market capitalization of the Company for 20 consecutive trading days of the Company reaches or exceeds 3 times of the closing total market capitalization (total market capitalization: $20,797,661) as of January 23, 2025, the date on which the grant of preferred shares under the Employment Agreement was approved, the grant shall be made on such date when the conditions set out above are fulfilled; and (v) the issuance of Preferred shares shall be subject to the approval of the shareholders at a general meeting of the Company.

On June 27, 2025, the Company held an Extraordinary General Meeting (the “Extraordinary Meeting”) of shareholders. At the Extraordinary Meeting, the shareholders of the Company approved that 12,000,000 preferred shares of par value $0.00005 be designated and issued to Mr. Aimin Kong, the Chief Operating Officer of the Company or the company under his control, as “Preferred Shares” such that the holder of a Preferred Share shall have 15 votes for every Preferred Share of which he is the holder, subject to the Certificate of Designation and certain vesting and earn-out terms in his Employment Agreement. On June 27, 2025, the Company confirmed that vesting conditions have been met and issued 12,000,000 Preferred Shares to Hao Shun Investments Limited, a BVI company wholly owned by Mr. Aimin Kong. On February 3, 2026, Mr. Aimin Kong transferred 35% equity interest of Hao Shun Investments Limited to Oriental Culture Investment Development Ltd., a BVI company wholly owned by Mr. Aimin Kong and 30% equity interest of Hao Shun Investments Limited to Oatto Holdings Ltd., a Canadian company wholly owned by Junci Kong, daughter of Aimin Kong.